EMPLOYEE FUTURE BENEFITS (Details 6)	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan, Actual Plan Asset Allocations	100.00%	100.00%
Equity Securities [Member]
Defined Benefit Plan, Actual Plan Asset Allocations	54.40%	55.80%
Fixed Income Securities [Member]
Defined Benefit Plan, Actual Plan Asset Allocations	39.20%	37.80%
Real Estate [Member]
Defined Benefit Plan, Actual Plan Asset Allocations	6.40%	6.40%